000 B000000 08/31/2001
000 C000000 0001140533
000 D000000 N
000 E000000 F
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 AXP VARIABLE PORTFOLIO-PARTNERS SERIES,INC.
001 B000000 811-10383
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 Y
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  1
007 C010100  1
007 C020100 AXP VP PARTNERS SMALL CAP VALUE FUND
007 C030100 N
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A00AA01 IDS LIFE INSURANCE COMPANY
008 B00AA01 A
008 C00AA01 801-8101
008 D01AA01 MINNEAPOLIS
008 D02AA01 MN
008 D03AA01 55474
008 A00AA02 AMERICAN EXPRESS FINANCIAL CORPORATION
008 B00AA02 S
008 C00AA02 801-14721
008 D01AA02 MINNEAPOLIS
008 D02AA02 MN
008 D03AA02 55474
008 A00AA03 ROYCE & ASSOCIATES, INC.
008 B00AA03 S
008 C00AA03 801-8268
008 D01AA03 NEW YORK
008 D02AA03 NY
008 D03AA03 10019
008 A00AA04 EQSF ADVISERS,INC. (THIRD AVENUE)
008 B00AA04 S
008 C00AA04 801-27792
008 D01AA04 NEW YORK
008 D02AA04 NY
008 D03AA04 10019
013 A00AA01 KPMG LLP
013 B01AA01 MINNEAPOLIS
013 B02AA01 MN
013 B03AA01 55402
013 B04AA01 3900
014 A00AA01 AMERICAN EXPRESS SERVICE CORPORATION
014 B00AA01 8-27456
014 A00AA02 AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
014 B00AA02 8-42582
014 A00AA03 SECURITIES AMERICA, INC.
014 B00AA03 8-26602
014 A00AA04 AMERICAN EXPRESS FINANCIAL ADVISORS INC.
014 B00AA04 8-16791
014 A00AA05 IDS LIFE INSURANCE COMPANY
014 B00AA05 8-14124
015 A00AA01 AMERICAN EXPRESS TRUST COMPANY
015 B00AA01 C
015 C01AA01 MINNEAPOLIS
015 C02AA01 MN
015 C03AA01 55474
015 E01AA01 X
015 A00AA02 BANK OF NEW YORK
015 B00AA02 S
015 C01AA02 NEW YORK
015 C02AA02 NY
015 C03AA02 10286
015 C04AA02 0001
015 E04AA02 X
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   70
019 C00AA00 AMEXPFUNDS
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 C000001         0
022 D000001         0
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000          0
023 D000000          0
024  00AA00 Y
025 A00AA01 E*TRADE GROUP
025 B00AA01 77-0116489
025 C00AA01 E
025 D00AA01      99
025 D00AA02       0
025 D00AA03       0
025 D00AA04       0
025 D00AA05       0
025 D00AA06       0
025 D00AA07       0
025 D00AA08       0
026 A000000 N
026 B000000 Y
026 C000000 Y
026 D000000 Y
026 E000000 Y
026 F000000 Y
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
028 A01AA00         0
028 A02AA00         0
028 A03AA00         0
028 A04AA00         0
028 B01AA00         0
028 B02AA00         0
028 B03AA00         0
028 B04AA00         0
028 C01AA00         0
028 C02AA00         0
028 C03AA00         0
028 C04AA00         0
028 D01AA00         0
028 D02AA00         0
028 D03AA00         0
028 D04AA00         0
028 E01AA00         0
028 E02AA00         0
028 E03AA00         0
028 E04AA00         0
028 F01AA00       867
028 F02AA00         0
028 F03AA00         0
028 F04AA00         0
028 G01AA00       867
028 G02AA00         0
028 G03AA00         0
028 G04AA00         0
028 H00AA00         0
029  00AA00 N
030 A00AA00      0
030 B00AA00  0.00
030 C00AA00  0.00
031 A00AA00      0
031 B00AA00      0
032  00AA00      0
033  00AA00      0
034  00AA00 N
035  00AA00      0
036 B00AA00      0
037  00AA00 N
038  00AA00      0
039  00AA00 N
040  00AA00 Y
041  00AA00 Y
042 A00AA00   0
042 B00AA00   0
042 C00AA00   0
042 D00AA00   0
042 E00AA00   0
042 F00AA00   0
042 G00AA00   0
042 H00AA00 100
043  00AA00      0
044  00AA00      0
045  00AA00 Y
046  00AA00 N
047  00AA00 Y
048  00AA00  0.000
048 A01AA00   250000
048 A02AA00 1.020
048 B01AA00   250000
048 B02AA00 1.000
048 C01AA00   250000
048 C02AA00 0.980
048 D01AA00   250000
048 D02AA00 0.960
048 E01AA00  1000000
048 E02AA00 0.940
048 F01AA00        0
048 F02AA00 0.000
048 G01AA00        0
048 G02AA00 0.000
048 H01AA00        0
048 H02AA00 0.000
048 I01AA00        0
048 I02AA00 0.000
048 J01AA00        0
048 J02AA00 0.000
048 K01AA00  2000000
048 K02AA00 0.920
049  00AA00 N
050  00AA00 N
051  00AA00 N
052  00AA00 N
053 A00AA00 N
054 A00AA00 Y
054 B00AA00 Y
054 C00AA00 Y
054 D00AA00 N
054 E00AA00 N
054 F00AA00 N
054 G00AA00 N
054 H00AA00 N
054 I00AA00 N
054 J00AA00 N
054 K00AA00 N
054 L00AA00 Y
054 M00AA00 Y
054 N00AA00 N
054 O00AA00 Y
055 A00AA00 N
055 B00AA00 N
056  00AA00 Y
057  00AA00 N
058 A00AA00 N
059  00AA00 Y
060 A00AA00 Y
060 B00AA00 Y
061  00AA00      600
062 A00AA00 N
062 B00AA00   0.0
062 C00AA00   0.0
062 D00AA00   0.0
062 E00AA00   0.0
062 F00AA00   0.0
062 G00AA00   0.0
062 H00AA00   0.0
062 I00AA00   0.0
062 J00AA00   0.0
062 K00AA00   0.0
062 L00AA00   0.0
062 M00AA00   0.0
062 N00AA00   0.0
062 O00AA00   0.0
062 P00AA00   0.0
062 Q00AA00   0.0
062 R00AA00   0.0
063 A00AA00   0
063 B00AA00  0.0
066 A00AA00 Y
066 B00AA00 Y
066 C00AA00 N
066 D00AA00 N
066 E00AA00 N
066 F00AA00 N
066 G00AA00 N
067  00AA00 N
068 A00AA00 N
068 B00AA00 N
069  00AA00 N
070 A01AA00 N
070 A02AA00 N
070 B01AA00 N
070 B02AA00 N
070 C01AA00 N
070 C02AA00 N
070 D01AA00 N
070 D02AA00 N
070 E01AA00 N
070 E02AA00 N
070 F01AA00 N
070 F02AA00 N
070 G01AA00 N
070 G02AA00 N
070 H01AA00 N
070 H02AA00 N
070 I01AA00 N
070 I02AA00 N
070 J01AA00 N
070 J02AA00 N
070 K01AA00 N
070 K02AA00 N
070 L01AA00 Y
070 L02AA00 Y
070 M01AA00 Y
070 M02AA00 N
070 N01AA00 Y
070 N02AA00 N
070 O01AA00 Y
070 O02AA00 N
070 P01AA00 Y
070 P02AA00 N
070 Q01AA00 N
070 Q02AA00 N
070 R01AA00 N
070 R02AA00 N
071 A00AA00       667
071 B00AA00         0
071 C00AA00      4215
071 D00AA00    0
072 A00AA00  1
072 B00AA00        1
072 C00AA00        0
072 D00AA00        0
072 E00AA00        0
072 F00AA00        2
072 G00AA00        0
072 H00AA00        0
072 I00AA00        0
072 J00AA00        2
072 K00AA00        0
072 L00AA00        0
072 M00AA00        0
072 N00AA00        0
072 O00AA00        0
072 P00AA00        0
072 Q00AA00        0
072 R00AA00        9
072 S00AA00        0
072 T00AA00        0
072 U00AA00        0
072 V00AA00        0
072 W00AA00        1
072 X00AA00       14
072 Y00AA00       11
072 Z00AA00       -2
072AA00AA00        0
072BB00AA00        0
072CC01AA00        0
072CC02AA00       85
072DD01AA00        0
072DD02AA00        0
072EE00AA00        0
073 A01AA00   0.0000
073 A02AA00   0.0000
073 B00AA00   0.0000
073 C00AA00   0.0000
075 A00AA00        0
075 B00AA00     4785
076  00AA00     0.00
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 Y
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 Y
077 Q020000 N
077 Q030000 N
078  000000 N
080 A00AA00 TRAVELERS CASUALTY AND SURETY COMPANY
080 C00AA00       50
081 A00AA00 N
081 B00AA00   0
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
085 B00AA00 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0

086 F010000      0
086 F020000      0
074 A000100      597
074 B000100        0
074 C000100        0
074 D000100        0
074 E000100        0
074 F000100     4216
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100        0
074 K000100        0
074 L000100        0
074 M000100        0
074 N000100     4813
074 O000100       23
074 P000100        0
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100        5
074 S000100        0
074 T000100     4785
074 U010100      486
074 U020100        0
074 V010100     0.00
074 V020100     0.00
074 W000100   0.0000
074 X000100     9624
074 Y000100        0
SIGNATURE   LESLIE L. OGG
TITLE       SECRETARY

EXHIBIT 77D
for AXP Variable Portfolio -- Partners Series, Inc.

At the Board of Directors' meeting held on October 10-11,2001, the following investment policy was added:

The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

           Independent Auditors' Report on Internal Accounting Control


     The Board of Directors and Shareholders
     AXP Variable Portfolio - Income Series, Inc.
     AXP Variable Portfolio - Investment Series, Inc.
     AXP Variable Portfolio - Managed Series, Inc.
     AXP Variable Portfolio - Money Market Series, Inc
     AXP Variable Portfolio - Partners Series, Inc.:


     In planning and performing our audits of the financial statements of AXP VP-Bond Fund, AXP VP-Extra Income Fund, AXP VP-Federal Income Fund and AXP VP-Global Bond Fund (funds within AXP Variable Portfolio - Income Series, Inc.), AXP VP-Blue Chip Advantage Fund, AXP VP-Capital Resource Fund, AXP VP-Emerging Markets Fund, AXP VP-Growth Fund, AXP VP-International Fund, AXP VP-New Dimensions Fund, AXP VP-S&P 500 Index Fund, AXP VP-Small Cap Advantage Fund and AXP VP-Strategy Aggressive Fund (funds within AXP Variable Portfolio - Investment Series, Inc.), AXP VP-Diversified Equity Income Fund and AXP VP-Managed Fund (funds within AXP Variable Portfolio - Managed Series, Inc.), AXP VP-Cash Management (fund within AXP Variable Portfolio - Money Market Series, Inc.), for the year ended August 31, 2001, AXP VP - Equity Select Fund (fund within AXP Variable Portfolio - Investment Series, Inc.) for the period May 1, 2001 (when shares became publicly available) to August 31, 2001, AXP VP - Stock Fund (fund within AXP Variable Portfolio - Investment Series, Inc.) for the period August 13, 2001 (when shares became publicly available) to August 31, 2001, and AXP VP
     - Partners Small Cap Value Fund (fund with AXP Variable Portfolio - Partners Series, Inc.) for the period August 14, 2001 (when shares became publicly available) to August 31, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

     The management of AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. are responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.


     Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

     Our consideration of the internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above.

     This report is intended solely for the information and use of management, the Board of Directors of AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., and AXP Variable Portfolio - Partners Series, Inc., and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



                                /s/ KPMG LLP
                                    --------
                                    KPMG LLP



       Minneapolis, Minnesota
       October 5, 2001